Consolidated Statement of Changes in Equity - ZAR (R) R in Thousands		Share capital	Common control reserve	Foreign currency translation	Investment by owner	Retained earnings	Total attributable to owner of the parent	Non-controlling interest	Total
Balance at Feb. 28, 2018				R (28,279)	R 30,383	R 455,598	R 457,702	R 137,455	R 595,157
Profit for the year						236,930	236,930	124,118	361,048
Other comprehensive income				17,695			17,695	12,233	29,928
Total comprehensive income for the year				17,695		236,930	254,625	136,351	390,976
Transactions with owner, recognized directly in equity Contributions by and distributions to owner Dividends						(93,930)	(93,930)	(54,585)	(148,515)
Issuance of share capital	[1]	10					10		10
Total transactions with owner		10				(93,930)	(93,920)	(54,585)	(148,505)
Balance at Feb. 28, 2019		10		(10,584)	30,383	598,598	618,407	219,221	837,628
Profit for the year						289,882	289,882	153,644	443,526
Other comprehensive income				22,435			22,435	13,554	35,989
Total comprehensive income for the year				22,435		289,882	312,317	167,198	479,515
Transactions with owner, recognized directly in equity Contributions by and distributions to owner Dividends						(52,502)	(52,502)	(39,506)	(92,008)
Total transactions with owner						(52,502)	(52,502)	(39,506)	(92,008)
Balance at Feb. 29, 2020		10		11,851	30,383	835,978	878,222	346,913	1,225,135
Profit for the year						318,183	318,183	179,237	497,420
Other comprehensive income				(2,146)			(2,146)	(8,094)	(10,240)
Total comprehensive income for the year				(2,146)		318,183	316,037	171,143	487,180
Transactions with owner, recognized directly in equity Contributions by and distributions to owner Dividends						(272,235)	(272,235)	(145,859)	(418,094)
Common control reserve	[2]	2,739,619	(2,709,236)		(30,383)
Total contribution by and distributions to owner		2,739,619	(2,709,236)		(30,383)	(272,235)	(272,235)	(145,859)	(418,094)
Reclassification	[3]					(58,671)	(58,671)	58,671
Total transactions with owner		2,739,619	(2,709,236)		(30,383)	(330,906)	(330,906)	(87,188)	(418,094)
Changes in ownership interest in subsidiaries
Acquiring interest in subsidiaries without change in control						(7,893)	(7,893)	(3,666)	(11,559)
Disposal of interest in subsidiary						(147)	(147)	(69)	(216)
Total changes in ownership interest in subsidiaries						(8,040)	(8,040)	(3,735)	(11,775)
Balance at Feb. 28, 2021		R 2,739,629	R (2,709,236)	R 9,705		R 815,215	R 855,313	R 427,133	R 1,282,446

[1]	The issuance of the initial 1,000 shares took place on a non-cash basis and was fully paid in 2020 as reflected in the cash flow statement
[2]	Karooooo acquired control of Cartrack on November 18, 2020 when the loan from Isaias Jose Calisto to Karooooo was extinguished through the issuance of shares. Refer to note 1. Refer to note 1.
[3]	In November 2014, a change in interest in Cartrack from 88.3% to 68.0% was not accounted for (retained earnings transfer to non-controlling interest (“NCI”)). During the current year, the Group corrected the error prospectively as the impact to comparatives is not material. On April 21, 2021, when Karooooo acquired the minority interest and took control of 100% interest in Cartrack, all NCI relating to the Karooooo minority interest was transferred back to retained earnings.